Note 12 - Right-of-use Assets, Net and Lease Liabilities (Details Textual) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of operating lease payments [line items]
Cancellations of lease liabilities	[1]	$ 5,207	$ 103,329
Repayments of lease liabilities		52,400	48,500
Interest expense on lease liabilities		3,500	2,500
NKKTUBES [member] | Lease agreements
Disclosure of maturity analysis of operating lease payments [line items]
Net disposals		$ 96,600
Cancellations of lease liabilities			$ 95,800
Not later than one year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Remaining lease payments to be made, percentage		25.50%	29.50%
Later than one year and not later than five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Remaining lease payments to be made, percentage		47.50%	33.60%
Later than five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Remaining lease payments to be made, percentage		27.00%	36.90%

[1]	For 2021, includes $95.8 million related to NKKTubes lease agreement re-measurement due to joint venture termination.